Lease Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of finance lease liabilities [abstract]
Lease liabilities	LEASE LIABILITIES

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Balance at the beginning of the year[1]	415.5	429.0
Additions during the year[2]	47.9	54.4
Remeasurements of leases during the year[3]	11.6	19.1
Interest expense	22.5	24.1
Repayments	(88.0)	(97.9)
Translation adjustment	(15.3)	(13.2)
Balance at the end of the year	394.2	415.5
Current portion of lease liability	(64.1)	(60.4)
Non-current portion of lease liability	330.1	355.1
Lease liabilities are payable as follows:
Future minimum lease payments
– within one year	84.8	82.0
– later than one and not later than five years	232.3	216.4
– later than five years	195.1	248.7
Total	512.2	547.1
Interest
– within one year	20.7	21.6
– later than one and not later than five years	58.4	64.0
– later than five years	38.9	46.0
Total	118.0	131.6
Present value of minimum lease payments
– within one year	64.1	60.4
– later than one and not later than five years	173.9	152.4
– later than five years	156.2	202.7
Total	394.2	415.5
[1]    Leases entered into related mainly to power purchase agreements, rental of gas pipelines, ore haulage and site services, mining equipment hire, transportation contracts, property rentals and other equipment rentals.
[2]    The additions in 2022 relate mainly to additional assets in terms of mining contracts and power purchase agreements at Australia (2021: additional assets in terms of mining contracts and office buildings at Ghana and Australia).
3 The remeasurements in 2022 relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index (“CPI”) (2021: Leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index (“CPI”), as well as leases relating to Tarkwa's power purchase agreement that changed due to a change in the life-of mine)